Inventories	12 Months Ended
Dec. 31, 2022
Classes Of Inventories [Abstract]
Inventories
8.

Inventories
2022 2021
Uranium
Concentrate $ 537,426 $ 319,257
Broken ore 46,703 46,324
584,129 365,581
Fuel services 80,144 43,549
Other 425 391
Total $ 664,698 $ 409,521
Cameco expensed $ 1,359,000,000

of inventory as cost of sales during 2022 (2021 - $
1,218,000,000 ).